Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) ($)(5)	30 Trading Day VWAP ($)(6)
					Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	47,755,111	76,371,539	5,102,052	(455,121)	122.91	155.14	457	42.82
2023	5,273,573	55,217,304	2,152,347	30,247,360	69.64	113.56	(1,622)	24.55

Company Selected Measure Name	30-Day VWAP
Named Executive Officers, Footnote	Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for our principal executive officer (“PEO”) and the average of the total compensation as reported in the Summary Compensation Table for our remaining named executive officers, other than our PEO (the “Non-PEO NEOs”), for the relevant fiscal year. Our PEO and Non-PEO NEOs for each fiscal year shown in the table were as follows:

Year	PEO	Non-PEO NEOs
2024	Fidji Simo	Emily Reuter, Morgan Fong, Nick Giovanni, and Asha Sharma
2023	Fidji Simo	Nick Giovanni, Morgan Fong, and Asha Sharma

Peer Group Issuers, Footnote	Represents the cumulative total shareholder return (“TSR”) on our common stock and the cumulative TSR on the S&P 500 Information Technology Index (the “Peer Group TSR”), which is the same peer group used for the Stock Return Performance Graph included in our Annual Report on Form 10-K, through December 31, 2024. The table assumes $100 was invested at the market close on September 19, 2023, which was the first day our common stock began trading. Data for the Peer Group TSR assumes reinvestment of dividends. Our TSR shown is based on historical results and is not intended to suggest future performance.
PEO Total Compensation Amount	$ 47,755,111	$ 5,273,573
PEO Actually Paid Compensation Amount	$ 76,371,539	55,217,304
Adjustment To PEO Compensation, Footnote	The calculation of CAP for 2024 reflects certain adjustments to the amounts reported in the “Total” column in the Summary Compensation Table for our PEO and our Non-PEO NEOs as set forth in the table below (all values shown below for our Non-PEO NEOs represent averages):

Role	Year	Reported Summary Compensation Table Total ($)	Deductions: Reported Value of Equity Awards(a) ($)	Additions: Value of Equity Awards Calculated in Accordance with SEC Methodology for Determining Compensation Actually Paid(b) ($)	Compensation Actually Paid ($)
PEO	2024	47,755,111	(46,853,287)	75,469,715	76,371,539
Non-PEO NEOs(c)	2024	5,102,052	(4,092,395)	(1,464,778)	(455,121)

(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2024.
(b)The equity award adjustments for 2024 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2024 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2024 (from the end of 2023) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2024; (iii) for awards that are granted and vest in 2024, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2024, the amount equal to the change as of the vesting date (from the end of 2023) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2024, a deduction for the amount equal to the fair value at the end of 2023; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2024. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Role	Year	Year End Fair Value of Equity Awards Granted and Unvested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equity Value Included in Compensation Actually Paid ($)*
PEO	2024	39,070,036	16,069,587	11,235,310	9,094,781	—	—	75,469,715
Non-PEO NEOs(c)	2024	3,980,607	326,030	866,624	630,851	(7,268,890)	—	(1,464,778)

* Totals may not foot due to rounding. (c)The numbers shown in this row for the non-PEO NEOs represent averages.

Non-PEO NEO Average Total Compensation Amount	$ 5,102,052	2,152,347
Non-PEO NEO Average Compensation Actually Paid Amount	$ (455,121)	30,247,360
Adjustment to Non-PEO NEO Compensation Footnote	The calculation of CAP for 2024 reflects certain adjustments to the amounts reported in the “Total” column in the Summary Compensation Table for our PEO and our Non-PEO NEOs as set forth in the table below (all values shown below for our Non-PEO NEOs represent averages):

Role	Year	Reported Summary Compensation Table Total ($)	Deductions: Reported Value of Equity Awards(a) ($)	Additions: Value of Equity Awards Calculated in Accordance with SEC Methodology for Determining Compensation Actually Paid(b) ($)	Compensation Actually Paid ($)
PEO	2024	47,755,111	(46,853,287)	75,469,715	76,371,539
Non-PEO NEOs(c)	2024	5,102,052	(4,092,395)	(1,464,778)	(455,121)

(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2024.
(b)The equity award adjustments for 2024 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2024 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2024 (from the end of 2023) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2024; (iii) for awards that are granted and vest in 2024, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2024, the amount equal to the change as of the vesting date (from the end of 2023) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2024, a deduction for the amount equal to the fair value at the end of 2023; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2024. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Role	Year	Year End Fair Value of Equity Awards Granted and Unvested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equity Value Included in Compensation Actually Paid ($)*
PEO	2024	39,070,036	16,069,587	11,235,310	9,094,781	—	—	75,469,715
Non-PEO NEOs(c)	2024	3,980,607	326,030	866,624	630,851	(7,268,890)	—	(1,464,778)

* Totals may not foot due to rounding. (c)The numbers shown in this row for the non-PEO NEOs represent averages.

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, each as set forth in the table above, and our cumulative TSR and Peer Group TSR for the two most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our non-PEO NEOs, and our net income for the two most recently completed fiscal years, each as set forth in the table above.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and 30-Day VWAP
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and 30-Day VWAP for the two most recently completed fiscal years, each as set forth in the table above.
All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent we specifically incorporate such information by reference.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, each as set forth in the table above, and our cumulative TSR and Peer Group TSR for the two most recently completed fiscal years.

Tabular List, Table
Pay Versus Performance Tabular List
The 30-Day VWAP is the most important financial performance measure used by us to link CAP to our named executive officers for the 2024 fiscal year to our performance. As discussed in the section titled “—Compensation Discussion and Analysis—2024 Executive Compensation Program—Long-Term Incentive Compensation—Previously Granted 2022 PSU Awards,” in 2024, we replaced the market capitalization goals applicable to the outstanding PSU Award with stock price goals based on the 30-Day VWAP, which, for purposes of determining whether the PSU Award goals have been achieved, is measured on a rolling basis. Other than the 30-Day VWAP, we did not utilize any financial performance measures to determine CAP to our named executive officers for the 2024 fiscal year.

Total Shareholder Return Amount	$ 122.91	69.64
Peer Group Total Shareholder Return Amount	155.14	113.56
Net Income (Loss)	$ 457,000,000	$ (1,622,000,000)
Company Selected Measure Amount	42.82	24.55
PEO Name	Fidji Simo	Fidji Simo
Additional 402(v) Disclosure	Because we became a reporting company in September 2023, data from fiscal years prior to 2023 is excluded from this disclosure.The dollar amounts reported represent the amount of net income reflected in the Company’s consolidated financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	30-Day VWAP
Non-GAAP Measure Description	Represents the 30-Day VWAP measured as of the last day of the applicable fiscal year. For purposes of the numbers presented in this table, the “measurement date” for the 30-Day VWAP is the last day of the applicable fiscal year. See “Pay Versus Performance Tabular List” below and the section titled “Executive Compensation—Compensation Discussion and Analysis—2024 Executive Compensation Program—Long-Term Incentive Compensation—Previously Granted 2022 PSU Awards” for more detail.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (46,853,287)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,469,715
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,070,036
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,069,587
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,235,310
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,094,781
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,092,395)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,464,778)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,980,607
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	326,030
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	866,624
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	630,851
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,268,890)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0